Operating Expenses - Summary of General Administration Expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	€ (24,137)	€ (20,157)	€ (47,384)	€ (40,574)
Other	(25)	3,945	206	3,945
General administration expenses	(19,986)	(32,391)	(54,377)	(54,524)
General Administration Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	(4,263)	(5,205)	(8,432)	(7,904)
Personnel costs	(16,059)	(17,841)	(32,897)	(30,307)
Insurance	(1,312)	(844)	(2,850)	(1,471)
IT & Consulting	(355)	(5,408)	(428)	(9,943)
Other	€ 2,003	€ (3,093)	€ (9,770)	€ (4,898)